Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 15, 2013
Entity Registrant Name	dei_EntityRegistrantName	TIFF INVESTMENT PROGRAM INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000916622
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 15, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb. 15, 2013
Prospectus Date	rr_ProspectusDate	Apr. 27, 2012